Provisions	6 Months Ended
Jul. 31, 2019
Provisions [abstract]
Provisions

13	Provisions

	31 July 2019 NZ $000’s	31 January 2019 NZ $000’s
Current:
Lease contributions	-	179
Make good	863	742
	863	921

	31 July 2019 NZ $000’s	31 January 2019 NZ $000’s
Non-current:	-	906
Lease contributions	1,517	1,466
Make good	1,517	2,372

	Lease contributions NZ $000’s	Onerous contracts NZ $000’s	Make good NZ $000’s	Total NZ $000’s
Opening balance at 1 February 2019	1,085	-	2,208	3,293
Impact of IFRS 16	(1,085)	-	299	(786)
Additional provisions recognised	-	-	-	-
Unused amounts reversed	-	-	-	-
Unwinding of discounts	-	-	-	-
Amounts used during the year	-	-	(58)	(58)
Other movements	-	-	(69)	(69)
Exchange differences	-	-	-	-
	-	-	2,380	2,380

Opening balance at 1 August 2018	1,146	49	2,363	3,558
Additional provisions recognised	236	-	595	1,179
Unused amounts reversed	-	-	(662)	(662)
Unwinding of discounts	-	-	271	271
Amounts used during the year	(293)	(49)	(77)	(475)
Exchange differences	34	-	38	72
Balance at 31 January 2019	1,085	-	2,208	3,293

Make good

In accordance with certain lease agreements, the Group must refurbish and restore the lease premises to a condition agreed with the landlord at the end of the lease term or as prescribed. The provision has been calculated using a pre-tax discount rate of 2% (31 January 2019: 2%), and other market assumptions and re-assessed annually.